Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements

As of December 31, 2024, the Company entered into certain construction agreements with vendors to build its plant in Vietnam, Texas and Ethiopia. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the twelve months ending December 31, 2025	$46,387,655
For the twelve months ending December 31, 2026	4,762,986
For the twelve months ending December 31, 2027	44,405,785
Total	$95,556,426

Schedule of Estimating the Fair Value of the Earnout Shares

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%